FAIRHOLME FUNDS, INC.

4400 Biscayne Blvd.

Miami, FL 33137

March 31, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Fairholme Funds, Inc.
File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment dated March 30, 2011 and filed electronically as Post-Effective Amendment No. 23 to the Company’s Registration Statement on Form N-1A on March 30, 2011.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7733.

Sincerely,

/s/ Paul R. Thomson
Paul R. Thomson Chief Compliance Officer Fairholme Funds, Inc.

cc:	Paul Miller, Esq. (Seward & Kissel, LLP)